Summary of significant accounting policies - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of significant accounting policies
Amortization of issuance cost related to long-term debt	$ 8,132,103	$ 8,624,334	$ 4,384,801
Interest expense of finance leases	973,842	1,385,292	1,705,739
Interest on borrowings	308,747,957	271,831,465	197,410,532
Total interest costs	317,853,902	281,841,091	203,501,072
Total interest costs capitalized	(204,078,542)	(182,595,395)	(137,347,632)
Interest expense, net	$ 113,775,360	$ 99,245,696	$ 66,153,440